INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parentheticals) $ in Thousands	6 Months Ended
Jun. 30, 2021 CAD ($)
Statement of changes in equity [abstract]
Share capital issuance cost	$ 3,200